UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one.) [ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Donald Smith & Co., Inc.
Address:	East 80 Route 4, Suite 360
		Paramus, New Jersey  07652

13F File Number: 28-1345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Donald Smith
Title:	President
Phone:	201-368-9210
Signature, Place and Date of Signing:

	Donald Smith  Paramus, New Jersey  	July 18, 2003

Report Type (check only one.):
[X] 	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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	FORM 13F  SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:			0

Form 13F  Information Table Entry Total:	78

Form 13F 	Information Table Value Total:  $903,553,158

List of Other Included Managers: NONE